PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	June 30, 2024	September 30, 2023

Oil and natural gas properties, at cost	$10,501,244	$10,501,244
Less: accumulated depletion	(305,706)	(289,456)
Oil and natural gas properties, net	10,195,538	10,211,788
Other property and equipment, at cost	205,315	205,315
Less: accumulated depreciation	(94,263)	(55,684)
Other property and equipment, net	111,052	149,631
Property and equipment, net	$10,306,590	$10,361,419

Property and equipment consisted of the following:

	September 30, 2023	September 30, 2022

Oil and natural gas properties, at cost	$10,501,244	$8,029,234
Construction in progress	-	460,306
Less: accumulated depletion	(289,456)	(184,658)
Oil and natural gas properties, net	10,211,788	8,304,882
Other property and equipment, at cost	205,315	127,542
Less: accumulated depreciation	(55,684)	(5,648)
Other property and equipment, net	149,631	121,894
Property and equipment, net	$10,361,419	$8,426,776